united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/17

Item 1. Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 92.5%
$ 117,947	Loan ID 200003	Fixed	7.250%	9/1/2035	$ 107,790
258,055	Loan ID 200004	Fixed	7.990%	10/1/2036	270,958
67,878	Loan ID 200006	ARM	8.000%	1/1/2036	71,272
50,669	Loan ID 200008	ARM	4.250%	3/28/2035	41,147
50,797	Loan ID 200012	ARM	9.875%	7/1/2037	50,251
56,381	Loan ID 200013	Fixed	5.250%	9/1/2040	28,831
38,944	Loan ID 200016	ARM	10.375%	1/1/2031	40,891
52,103	Loan ID 200018	Fixed	7.000%	1/1/2033	53,237
60,172	Loan ID 200019	Fixed	7.000%	12/1/2036	63,180
100,186	Loan ID 200023	Fixed	5.875%	12/1/2050	34,923
129,867	Loan ID 200025	ARM	4.000%	3/1/2034	136,144
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	135,506
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	222,664
214,949	Loan ID 200029	Fixed	6.310%	7/1/2037	162,276
334,634	Loan ID 200032	Fixed	3.130%	1/1/2051	306,869
556,471	Loan ID 200035	Fixed	4.625%	11/1/2050	514,146
65,523	Loan ID 200036	Fixed	7.940%	1/12/2034	68,800
162,253	Loan ID 200037	Fixed	7.800%	5/1/2035	170,365
119,161	Loan ID 200041	Fixed	4.875%	8/1/2039	125,119
41,024	Loan ID 200042	Fixed	7.000%	12/1/2037	43,076
62,129	Loan ID 200043	Fixed	6.125%	7/1/2039	65,235
119,169	Loan ID 200045	Fixed	5.625%	12/1/2038	125,128
36,357	Loan ID 200046	Fixed	8.000%	7/1/2027	38,175
52,452	Loan ID 200048	Fixed	5.500%	8/1/2039	55,074
156,046	Loan ID 200052	Fixed	5.125%	5/1/2040	163,848
55,383	Loan ID 200054	Fixed	8.250%	3/1/2039	58,152
82,890	Loan ID 200055	Fixed	10.000%	1/5/2036	82,890
127,883	Loan ID 200057	ARM	3.625%	10/1/2036	120,356
58,486	Loan ID 200059	Fixed	6.000%	8/1/2039	53,702
34,304	Loan ID 200060	Fixed	5.750%	8/1/2039	36,019
25,732	Loan ID 200065	ARM	7.750%	1/1/2037	27,019
217,493	Loan ID 200072	Fixed	0.000%	2/1/2051	182,461
155,101	Loan ID 200073	Fixed	0.000%	2/1/2026	130,388
149,082	Loan ID 200074	Fixed	0.000%	2/1/2031	125,329
201,745	Loan ID 200075	Fixed	4.250%	2/1/2042	206,353
169,660	Loan ID 200076	Fixed	4.250%	12/1/2041	121,417
30,921	Loan ID 200078	Fixed	7.000%	8/1/2036	29,895
134,143	Loan ID 200079	Fixed	4.000%	8/1/2049	42,136
67,526	Loan ID 200082	Fixed	8.250%	4/1/2040	60,357
184,881	Loan ID 200084	Fixed	7.000%	3/1/2039	157,795
196,375	Loan ID 200086	Fixed	4.000%	11/1/2050	125,974
223,018	Loan ID 200087	Fixed	6.000%	3/1/2051	180,561
122,405	Loan ID 200088	Fixed	7.000%	6/1/2039	104,301
266,140	Loan ID 200089	Fixed	3.000%	3/1/2052	113,527
273,604	Loan ID 200090	Fixed	3.000%	11/1/2036	63,808
132,788	Loan ID 200093	Fixed	5.000%	2/1/2038	138,960
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 234,469	Loan ID 200094	ARM	3.625%	9/1/2037	$ 188,705
73,547	Loan ID 200102	Fixed	8.250%	3/1/2040	65,930
111,951	Loan ID 200110	Fixed	8.250%	8/1/2039	112,108
402,487	Loan ID 200115	Fixed	3.000%	11/1/2051	125,451
145,978	Loan ID 200116	Fixed	7.125%	3/1/2039	141,390
124,621	Loan ID 200126	Fixed	8.250%	8/1/2039	130,853
141,983	Loan ID 200127	Fixed	5.000%	8/1/2039	50,773
72,243	Loan ID 200128	Fixed	4.710%	7/1/2037	46,920
457,381	Loan ID 200129	Fixed	4.625%	3/1/2052	328,403
32,545	Loan ID 200131	Fixed	3.875%	11/1/2027	32,546
122,194	Loan ID 200135	Fixed	4.375%	12/1/2042	125,234
217,460	Loan ID 200136	Fixed	2.875%	10/1/2027	200,536
125,550	Loan ID 200137	Fixed	4.500%	9/1/2042	129,074
43,012	Loan ID 200139	Fixed	4.625%	5/1/2027	44,683
78,457	Loan ID 200141	Fixed	4.250%	2/1/2042	66,601
125,788	Loan ID 200143	Fixed	3.000%	2/1/2037	119,176
387,897	Loan ID 200145	Fixed	3.000%	8/1/2051	249,956
100,089	Loan ID 200152	ARM	4.125%	9/1/2037	103,213
122,981	Loan ID 200157	Fixed	3.750%	1/1/2043	122,981
155,094	Loan ID 200158	Fixed	3.625%	12/1/2042	150,676
125,482	Loan ID 200160	Fixed	3.250%	2/1/2043	119,745
461,272	Loan ID 200161	Fixed	3.875%	11/1/2041	462,479
222,214	Loan ID 200162	Fixed	3.875%	7/1/2042	222,456
196,067	Loan ID 200165	Fixed	4.375%	12/1/2041	201,198
114,294	Loan ID 200166	Fixed	4.000%	2/1/2032	115,122
118,974	Loan ID 200168	Fixed	3.750%	10/1/2042	117,404
23,618	Loan ID 200169	Fixed	6.923%	9/1/2034	24,799
139,594	Loan ID 200172	Fixed	7.250%	2/1/2037	145,764
90,438	Loan ID 200174	Fixed	7.340%	4/1/2037	94,960
52,415	Loan ID 200175	Fixed	9.600%	5/1/2037	55,036
49,017	Loan ID 200177	Fixed	8.000%	1/11/2022	51,467
13,645	Loan ID 200179	Fixed	7.250%	7/27/2019	14,327
111,273	Loan ID 200181	Fixed	7.500%	6/1/2041	115,238
73,342	Loan ID 200184	Fixed	4.375%	12/1/2042	75,098
27,993	Loan ID 200185	Fixed	5.375%	6/1/2042	29,393
53,381	Loan ID 200186	Fixed	5.125%	8/1/2042	56,050
149,542	Loan ID 200188	Fixed	3.875%	2/1/2043	149,506
332,529	Loan ID 200190	Fixed	3.625%	11/1/2042	327,973
129,305	Loan ID 200191	Fixed	4.125%	11/1/2042	131,514
163,387	Loan ID 200194	Fixed	4.750%	9/1/2041	171,316
263,560	Loan ID 200195	Fixed	3.875%	3/1/2042	263,827
99,966	Loan ID 200196	Fixed	4.500%	1/1/2043	102,863
38,955	Loan ID 200197	Fixed	4.750%	11/1/2042	40,439
40,805	Loan ID 200198	Fixed	5.250%	10/1/2042	42,845
286,561	Loan ID 200199	Fixed	4.000%	9/1/2042	288,335
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 243,997	Loan ID 200200	Fixed	3.875%	9/1/2042	215,734
52,902	Loan ID 200201	Fixed	5.125%	8/1/2041	55,548
58,828	Loan ID 200202	Fixed	4.375%	12/1/2042	60,365
23,605	Loan ID 200206	Fixed	3.990%	12/1/2042	23,682
48,460	Loan ID 200208	Fixed	4.250%	1/1/2043	49,375
203,739	Loan ID 200209	Fixed	3.875%	8/1/2042	204,153
56,530	Loan ID 200214	Fixed	5.750%	7/1/2039	59,357
114,523	Loan ID 200216	Fixed	5.750%	9/1/2039	114,038
144,347	Loan ID 200217	Fixed	5.250%	7/1/2040	151,564
74,450	Loan ID 200218	Fixed	4.250%	12/1/2041	68,123
198,828	Loan ID 200219	Fixed	4.250%	4/1/2043	202,979
213,663	Loan ID 200220	Fixed	3.875%	5/1/2043	184,775
163,421	Loan ID 200221	Fixed	4.250%	4/1/2043	165,146
205,828	Loan ID 200224	Fixed	4.000%	7/1/2043	207,920
81,703	Loan ID 200226	Fixed	5.250%	7/1/2041	85,788
50,764	Loan ID 200228	Fixed	4.625%	8/1/2042	52,524
160,835	Loan ID 200229	Fixed	3.750%	7/1/2042	159,974
145,701	Loan ID 200230	Fixed	3.500%	2/1/2043	140,132
68,446	Loan ID 200232	Fixed	3.875%	8/1/2042	68,578
124,664	Loan ID 200233	Fixed	2.990%	11/1/2027	116,170
92,979	Loan ID 200235	Fixed	3.750%	12/1/2042	92,234
308,282	Loan ID 200238	ARM	4.500%	7/1/2035	274,295
118,265	Loan ID 200243	Fixed	3.750%	4/1/2043	116,529
27,752	Loan ID 200244	Fixed	5.000%	5/1/2042	28,999
201,487	Loan ID 200245	Fixed	3.875%	3/1/2043	201,484
91,096	Loan ID 200286	Fixed	4.500%	7/1/2043	94,088
100,359	Loan ID 200287	Fixed	4.375%	7/1/2043	102,754
336,651	Loan ID 200288	Fixed	4.375%	11/1/2041	346,216
289,230	Loan ID 200290	Fixed	4.250%	4/1/2043	295,532
205,467	Loan ID 200296	Fixed	3.250%	2/1/2043	196,079
177,784	Loan ID 200297	Fixed	3.375%	10/1/2042	171,650
193,634	Loan ID 200299	Fixed	3.625%	10/1/2042	190,576
118,327	Loan ID 200300	Fixed	8.400%	10/20/2037	124,243
109,086	Loan ID 200302	Fixed	9.875%	10/1/2035	114,540
138,988	Loan ID 200304	Fixed	7.250%	10/1/2033	145,938
718,113	Loan ID 200306	Fixed	4.870%	5/1/2049	754,019
47,371	Loan ID 200307	Fixed	6.500%	7/1/2031	46,383
133,361	Loan ID 200312	Fixed	9.000%	4/1/2039	108,152
43,084	Loan ID 200313	Fixed	8.500%	3/1/2028	39,480
302,282	Loan ID 200315	ARM	4.000%	6/1/2037	263,695
72,760	Loan ID 200317	Fixed	7.000%	9/1/2032	76,397
291,029	Loan ID 200318	Fixed	6.500%	10/1/2036	294,947
552,040	Loan ID 200325	Fixed	6.000%	5/1/2042	189,786
76,500	Loan ID 200326	Fixed	8.375%	10/1/2036	80,325
147,726	Loan ID 200327	Fixed	6.790%	10/26/2036	155,113
250,437	Loan ID 200330	Fixed	7.000%	8/1/2037	259,766
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 101,135	Loan ID 200332	Fixed	5.775%	10/1/2037	$ 106,192
90,297	Loan ID 200334	Fixed	7.000%	1/1/2033	94,812
270,617	Loan ID 200335	Fixed	2.000%	11/1/2052	135,419
119,413	Loan ID 200336	Fixed	7.000%	12/1/2042	39,399
44,263	Loan ID 200337	Fixed	7.000%	10/1/2034	46,476
51,755	Loan ID 200338	ARM	10.500%	8/1/2029	54,343
155,818	Loan ID 200339	Fixed	2.000%	10/1/2033	140,335
33,572	Loan ID 200340	Fixed	7.000%	3/1/2030	35,251
289,180	Loan ID 200341	Fixed	7.000%	8/1/2035	217,959
62,054	Loan ID 200348	Fixed	6.500%	7/1/2038	62,394
237,587	Loan ID 200349	Fixed	7.000%	1/1/2037	151,603
56,085	Loan ID 200350	Fixed	7.500%	3/1/2029	58,889
77,818	Loan ID 200352	Fixed	7.000%	8/1/2030	81,709
42,329	Loan ID 200355	ARM	8.750%	7/1/2032	26,418
123,122	Loan ID 200358	Fixed	5.000%	4/1/2025	128,218
70,096	Loan ID 200361	Fixed	7.500%	1/1/2034	73,601
109,787	Loan ID 200362	Fixed	5.000%	6/1/2045	58,803
66,223	Loan ID 200366	Fixed	6.250%	1/1/2033	63,836
176,185	Loan ID 200368	Fixed	4.500%	4/1/2036	182,661
258,733	Loan ID 200369	Fixed	6.000%	4/1/2044	271,669
60,977	Loan ID 200373	Fixed	7.000%	12/1/2036	20,799
69,954	Loan ID 200374	ARM	7.000%	5/1/2034	69,954
77,562	Loan ID 200377	ARM	3.500%	10/1/2036	32,757
229,491	Loan ID 200378	Fixed	5.500%	5/1/2045	207,338
183,915	Loan ID 200380	Fixed	4.220%	4/1/2049	166,056
290,705	Loan ID 200381	Fixed	4.780%	6/1/2037	247,019
387,981	Loan ID 200383	Fixed	5.030%	12/1/2046	406,431
293,153	Loan ID 200384	Fixed	5.000%	11/1/2047	240,950
144,837	Loan ID 200385	Fixed	8.250%	1/1/2040	152,079
220,508	Loan ID 200386	Fixed	8.000%	3/1/2041	181,492
120,478	Loan ID 200389	Fixed	4.820%	9/1/2047	112,330
199,605	Loan ID 200390	Fixed	4.780%	4/16/2047	171,821
171,286	Loan ID 200391	Fixed	4.000%	1/13/2035	172,983
66,286	Loan ID 200392	Fixed	10.000%	6/5/2034	66,286
103,262	Loan ID 200393	Fixed	5.070%	8/1/2037	84,675
127,416	Loan ID 200394	Fixed	7.150%	8/1/2037	132,645
79,617	Loan ID 200395	Fixed	4.860%	4/1/2047	67,863
72,368	Loan ID 200396	Fixed	10.000%	2/1/2036	75,987
104,377	Loan ID 200397	ARM	5.375%	9/1/2037	109,596
134,053	Loan ID 200398	Fixed	4.800%	2/1/2037	114,122
77,408	Loan ID 200399	Fixed	4.980%	6/1/2037	67,596
51,124	Loan ID 200403	Fixed	8.300%	10/15/2032	53,680
56,694	Loan ID 200404	Fixed	8.100%	5/1/2037	59,529
96,851	Loan ID 200405	Fixed	4.870%	12/1/2035	91,729
116,123	Loan ID 200406	Fixed	4.875%	10/1/2051	121,929
232,633	Loan ID 200407	Fixed	6.500%	4/1/2042	237,766
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 199,036	Loan ID 200408	Fixed	6.000%	4/1/2039	$ 184,737
344,179	Loan ID 200409	Fixed	6.000%	2/1/2049	269,081
104,972	Loan ID 200411	Fixed	8.275%	6/1/2037	110,221
309,261	Loan ID 200412	Fixed	5.500%	6/1/2045	120,447
182,089	Loan ID 200416	Fixed	4.670%	8/1/2053	156,044
69,941	Loan ID 200417	Fixed	7.000%	5/1/2035	73,438
55,249	Loan ID 200418	Fixed	4.000%	6/1/2035	54,682
160,371	Loan ID 200419	Fixed	4.000%	12/19/2035	158,679
164,349	Loan ID 200420	Fixed	4.225%	4/10/2038	147,854
75,706	Loan ID 200421	Fixed	7.710%	8/1/2037	78,732
135,553	Loan ID 200422	Fixed	3.830%	8/1/2053	108,158
128,409	Loan ID 200423	Fixed	4.500%	6/1/2043	132,246
107,922	Loan ID 200424	Fixed	4.000%	9/1/2028	108,418
249,008	Loan ID 200427	Fixed	3.625%	3/1/2043	245,279
223,682	Loan ID 200430	Fixed	3.625%	7/1/2043	219,388
186,967	Loan ID 200431	Fixed	4.625%	7/1/2043	194,507
302,950	Loan ID 200432	Fixed	4.875%	5/1/2043	316,239
128,053	Loan ID 200433	Fixed	4.250%	8/1/2043	130,822
159,207	Loan ID 200434	Fixed	5.250%	10/1/2043	167,167
198,304	Loan ID 200435	Fixed	4.625%	11/1/2052	188,888
210,452	Loan ID 200436	Fixed	3.750%	4/1/2043	208,061
43,937	Loan ID 200439	Fixed	5.000%	8/1/2041	42,365
193,216	Loan ID 200441	Fixed	6.000%	4/1/2045	155,288
158,772	Loan ID 200445	Fixed	5.250%	2/1/2039	166,711
49,312	Loan ID 200447	Fixed	5.875%	11/4/2034	51,778
79,007	Loan ID 200448	Fixed	5.750%	5/1/2042	62,936
125,324	Loan ID 200449	Fixed	5.000%	7/1/2041	118,516
356,685	Loan ID 200451	Fixed	6.250%	7/1/2038	374,520
15,751	Loan ID 200453	ARM	4.250%	3/1/2026	16,539
206,366	Loan ID 200457	Fixed	5.750%	12/10/2030	216,685
188,123	Loan ID 200460	Fixed	7.000%	7/1/2041	197,529
381,933	Loan ID 200462	Fixed	6.000%	7/1/2045	354,117
243,065	Loan ID 200465	Fixed	6.500%	7/1/2037	230,221
104,217	Loan ID 200468	Fixed	5.625%	12/1/2044	38,450
127,876	Loan ID 200469	Fixed	6.500%	7/1/2037	106,447
288,961	Loan ID 200473	Fixed	4.000%	12/1/2042	228,185
241,512	Loan ID 200474	Fixed	5.750%	11/1/2050	253,587
167,874	Loan ID 200475	Fixed	5.450%	7/1/2049	176,267
191,021	Loan ID 200476	Fixed	6.000%	9/1/2050	200,572
196,094	Loan ID 200477	Fixed	4.125%	12/1/2028	197,806
107,834	Loan ID 200482	Fixed	4.375%	11/1/2028	110,920
101,298	Loan ID 200483	Fixed	4.375%	11/1/2028	104,126
74,284	Loan ID 200485	Fixed	4.125%	2/1/2043	75,477
246,662	Loan ID 200486	Fixed	3.500%	1/1/2043	240,416
157,659	Loan ID 200488	Fixed	4.250%	1/1/2044	160,876
113,583	Loan ID 200489	Fixed	4.000%	3/1/2043	101,567
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 74,207	Loan ID 200490	Fixed	4.000%	11/1/2028	$ 74,612
201,680	Loan ID 200491	Fixed	5.500%	10/1/2039	211,764
120,221	Loan ID 200492	Fixed	4.000%	1/1/2043	121,046
274,953	Loan ID 200494	Fixed	4.625%	10/1/2043	286,035
199,388	Loan ID 200496	Fixed	3.875%	2/1/2043	199,110
319,456	Loan ID 200497	Fixed	3.250%	4/1/2043	305,035
269,014	Loan ID 200499	Fixed	4.250%	1/1/2043	273,355
214,316	Loan ID 200500	Fixed	5.875%	2/1/2037	225,032
191,223	Loan ID 200502	Fixed	5.000%	5/1/2052	62,067
379,044	Loan ID 200504	Fixed	3.375%	3/1/2043	365,091
73,189	Loan ID 200507	Fixed	4.500%	9/1/2042	75,586
328,924	Loan ID 200514	Fixed	3.000%	4/1/2047	311,649
98,650	Loan ID 200515	Fixed	8.250%	2/1/2039	103,582
102,474	Loan ID 200517	Fixed	8.000%	5/1/2039	101,960
201,625	Loan ID 200518	Fixed	3.000%	12/1/2050	187,939
312,060	Loan ID 200519	Fixed	3.000%	11/1/2049	297,057
117,660	Loan ID 200524	Fixed	3.500%	6/1/2043	114,895
282,081	Loan ID 200525	Fixed	3.250%	12/1/2042	231,149
110,530	Loan ID 200527	Fixed	4.500%	12/1/2043	114,331
135,663	Loan ID 200528	Fixed	4.375%	2/1/2044	138,772
392,672	Loan ID 200529	Fixed	4.625%	2/1/2044	406,887
172,946	Loan ID 200531	Fixed	4.625%	11/1/2043	178,619
110,277	Loan ID 200532	Fixed	3.250%	7/1/2043	104,945
114,621	Loan ID 200537	Fixed	4.500%	3/1/2042	106,927
90,786	Loan ID 200538	Fixed	4.750%	1/1/2043	94,057
83,422	Loan ID 200540	Fixed	3.875%	2/1/2043	83,366
55,080	Loan ID 200545	Fixed	4.375%	2/1/2029	56,452
120,915	Loan ID 200546	Fixed	5.375%	12/1/2043	126,960
167,651	Loan ID 200548	Fixed	5.250%	2/1/2044	176,033
106,061	Loan ID 200550	Fixed	3.750%	3/1/2043	104,988
217,954	Loan ID 200555	Fixed	4.375%	1/1/2044	224,667
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	226,708
137,125	Loan ID 200564	Fixed	4.875%	5/1/2039	130,426
531,208	Loan ID 200565	Interest Only	4.000%	6/1/2037	531,208
130,476	Loan ID 200567	Fixed	3.375%	5/1/2043	125,866
98,576	Loan ID 200569	Fixed	5.125%	2/1/2044	103,504
422,899	Loan ID 200570	Fixed	3.625%	6/1/2043	415,656
135,193	Loan ID 200571	Fixed	4.500%	7/1/2043	139,312
164,007	Loan ID 200572	Fixed	4.375%	3/1/2044	168,641
94,969	Loan ID 200573	Fixed	3.750%	9/1/2042	94,056
129,312	Loan ID 200574	Fixed	4.875%	1/1/2044	135,659
159,500	Loan ID 200577	Fixed	3.125%	4/1/2028	150,557
182,113	Loan ID 200578	Fixed	4.750%	8/1/2040	191,150
48,104	Loan ID 200579	Fixed	4.875%	5/1/2042	49,874
172,216	Loan ID 200580	Fixed	4.125%	11/1/2041	172,985
38,276	Loan ID 200581	Fixed	4.750%	9/1/2042	39,038
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 369,019	Loan ID 200582	Fixed	4.000%	11/1/2042	$ 322,700
82,121	Loan ID 200583	Fixed	3.625%	9/1/2027	80,850
169,076	Loan ID 200585	Fixed	4.000%	6/1/2046	151,165
323,938	Loan ID 200586	Fixed	3.500%	1/1/2043	316,045
249,232	Loan ID 200588	Fixed	3.750%	5/1/2042	247,868
61,058	Loan ID 200590	Fixed	4.125%	7/1/2042	56,545
97,391	Loan ID 200592	Fixed	4.375%	6/1/2042	100,033
66,428	Loan ID 200593	Fixed	3.875%	6/1/2042	66,386
225,392	Loan ID 200594	Fixed	4.250%	4/1/2043	230,772
38,539	Loan ID 200597	Fixed	5.625%	2/1/2044	40,466
134,583	Loan ID 200598	Fixed	4.625%	2/1/2044	139,285
119,130	Loan ID 200599	Fixed	4.125%	2/1/2043	120,595
192,930	Loan ID 200600	Fixed	4.625%	4/1/2044	200,743
182,692	Loan ID 200602	Fixed	3.750%	3/1/2043	181,368
35,608	Loan ID 200603	Fixed	4.125%	6/1/2043	35,904
72,681	Loan ID 200604	Fixed	3.500%	1/1/2043	70,860
138,429	Loan ID 200605	Fixed	4.875%	11/1/2043	144,747
126,837	Loan ID 200606	Fixed	3.625%	12/1/2042	125,094
206,279	Loan ID 200607	Fixed	2.875%	11/1/2027	191,096
134,552	Loan ID 200608	Fixed	4.125%	11/1/2043	134,923
54,846	Loan ID 200611	Fixed	4.625%	5/1/2043	56,878
124,814	Loan ID 200612	Fixed	4.500%	2/1/2043	129,088
202,824	Loan ID 200613	Fixed	3.369%	1/1/2043	196,043
101,046	Loan ID 200615	Fixed	4.250%	8/1/2043	103,111
336,448	Loan ID 200616	Fixed	4.875%	2/1/2044	352,059
127,716	Loan ID 200618	Fixed	4.375%	5/1/2042	131,397
227,020	Loan ID 200620	Fixed	4.250%	10/1/2043	228,555
130,790	Loan ID 200621	Fixed	3.625%	1/1/2043	127,860
72,608	Loan ID 200623	Fixed	4.375%	12/1/2042	74,381
252,055	Loan ID 200624	Fixed	4.125%	4/1/2043	255,520
130,571	Loan ID 200627	Fixed	4.250%	10/1/2043	133,432
72,728	Loan ID 200628	Fixed	3.250%	2/1/2028	69,385
152,534	Loan ID 200629	Fixed	4.375%	9/1/2043	156,373
164,451	Loan ID 200630	Fixed	5.250%	9/1/2043	172,674
287,784	Loan ID 200631	Fixed	3.250%	6/1/2043	275,341
341,165	Loan ID 200632	Fixed	5.250%	5/1/2044	358,223
223,013	Loan ID 200633	Fixed	5.125%	5/1/2044	233,874
229,483	Loan ID 200634	Fixed	4.375%	1/1/2044	235,747
100,407	Loan ID 200635	Fixed	3.750%	5/1/2029	98,540
194,252	Loan ID 200636	Fixed	3.750%	2/1/2053	197,879
144,235	Loan ID 200642	Fixed	5.000%	3/1/2044	136,216
167,060	Loan ID 200644	Fixed	4.750%	3/1/2044	174,489
116,868	Loan ID 200645	Fixed	5.000%	4/1/2044	122,485
152,476	Loan ID 200648	Fixed	4.750%	3/1/2044	159,559
140,899	Loan ID 200649	Fixed	4.375%	3/1/2044	144,482
128,476	Loan ID 200650	Fixed	4.875%	5/1/2044	122,423
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 259,498	Loan ID 200651	Fixed	3.625%	7/1/2043	$ 254,402
138,759	Loan ID 200655	Fixed	3.375%	5/1/2043	133,723
150,146	Loan ID 200656	Fixed	6.875%	7/1/2037	127,015
144,763	Loan ID 200657	Fixed	4.875%	8/1/2051	152,001
180,078	Loan ID 200660	Fixed	5.875%	3/1/2038	189,082
210,011	Loan ID 200662	Fixed	5.000%	3/1/2044	219,947
68,356	Loan ID 200663	Fixed	4.750%	5/1/2044	71,310
298,823	Loan ID 200668	Fixed	3.625%	4/1/2043	294,684
154,149	Loan ID 200669	Fixed	5.250%	4/1/2044	161,832
61,322	Loan ID 200670	Fixed	4.375%	2/1/2029	62,899
235,287	Loan ID 200671	Fixed	4.625%	8/1/2043	243,268
155,709	Loan ID 200672	Fixed	3.750%	7/1/2043	151,377
307,117	Loan ID 200674	Fixed	4.500%	5/1/2044	312,427
265,020	Loan ID 200675	Fixed	5.125%	4/1/2044	278,270
117,266	Loan ID 200677	Fixed	3.625%	5/1/2028	115,240
461,367	Loan ID 200678	Fixed	4.375%	2/1/2044	473,261
252,686	Loan ID 200679	Fixed	5.000%	4/1/2044	190,144
188,743	Loan ID 200682	Fixed	4.875%	5/1/2044	175,811
125,345	Loan ID 200684	Fixed	4.875%	4/1/2044	131,504
228,244	Loan ID 200685	Fixed	4.875%	5/1/2044	237,968
223,441	Loan ID 200690	Fixed	4.250%	4/1/2044	228,712
284,652	Loan ID 200691	Fixed	4.500%	5/1/2044	294,966
242,053	Loan ID 200692	Fixed	4.625%	7/1/2044	250,262
106,047	Loan ID 200694	Fixed	4.500%	9/1/2043	109,320
47,930	Loan ID 200696	Fixed	3.750%	10/1/2042	47,658
134,634	Loan ID 200697	Fixed	4.500%	1/1/2044	124,303
185,968	Loan ID 200699	Fixed	4.125%	7/1/2044	187,677
92,740	Loan ID 200700	Fixed	4.250%	2/1/2044	94,485
166,209	Loan ID 200701	Fixed	4.750%	6/1/2044	173,019
96,150	Loan ID 200704	Fixed	4.375%	3/1/2043	98,245
131,523	Loan ID 200708	Fixed	4.875%	2/1/2044	138,099
50,775	Loan ID 200709	Fixed	4.375%	4/1/2043	52,095
114,515	Loan ID 200710	Fixed	4.500%	7/1/2044	118,060
114,688	Loan ID 200711	Fixed	3.750%	7/1/2043	111,434
599,403	Loan ID 200714	Fixed	4.175%	11/1/2036	496,994
211,079	Loan ID 200716	ARM	3.732%	8/1/2037	180,298
140,754	Loan ID 200720	ARM	6.875%	4/1/2042	97,309
148,970	Loan ID 200726	Fixed	4.125%	9/1/2037	59,421
168,180	Loan ID 200727	Fixed	2.625%	7/1/2037	154,991
446,642	Loan ID 200730	ARM	3.625%	9/1/2036	426,226
196,655	Loan ID 200732	Fixed	4.125%	9/1/2027	197,642
229,019	Loan ID 200733	Fixed	3.750%	12/1/2042	227,518
240,920	Loan ID 200734	ARM	3.375%	4/1/2044	245,371
101,291	Loan ID 200735	Fixed	4.500%	6/1/2044	104,578
143,646	Loan ID 200736	Fixed	4.750%	5/1/2044	132,837
131,111	Loan ID 200740	Fixed	4.875%	6/1/2044	136,841
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 176,020	Loan ID 200742	Fixed	4.250%	4/1/2043	$ 178,927
191,014	Loan ID 200744	Fixed	3.625%	6/1/2043	187,670
121,906	Loan ID 200745	Fixed	3.250%	6/1/2043	116,542
448,615	Loan ID 200748	Fixed	4.750%	12/1/2043	467,046
153,035	Loan ID 200749	Fixed	4.750%	9/1/2043	160,076
241,737	Loan ID 200750	Fixed	4.750%	5/1/2044	252,876
59,599	Loan ID 200753	Fixed	5.250%	5/1/2044	61,539
223,261	Loan ID 200754	Fixed	4.750%	8/1/2044	232,823
55,363	Loan ID 200755	Fixed	4.250%	6/1/2043	56,555
188,578	Loan ID 200756	Fixed	4.875%	11/1/2043	197,392
125,924	Loan ID 200759	Fixed	3.750%	6/1/2043	125,108
171,787	Loan ID 200760	Fixed	3.750%	6/1/2043	170,382
299,223	Loan ID 200762	Fixed	3.875%	5/1/2042	299,801
152,665	Loan ID 200763	Fixed	4.250%	11/1/2043	153,326
203,863	Loan ID 200765	Fixed	4.875%	11/1/2043	212,124
490,778	Loan ID 200766	Fixed	3.625%	12/1/2042	483,857
175,445	Loan ID 200771	Fixed	4.500%	4/1/2043	175,445
245,631	Loan ID 200772	Fixed	3.750%	3/1/2043	244,146
204,623	Loan ID 200774	Fixed	3.875%	7/1/2043	204,600
44,390	Loan ID 200775	Fixed	4.250%	4/1/2043	45,195
81,075	Loan ID 200776	Fixed	4.250%	3/1/2044	82,530
53,402	Loan ID 200777	Fixed	4.750%	6/1/2044	48,557
142,462	Loan ID 200779	Fixed	4.625%	8/1/2044	146,878
167,043	Loan ID 200781	Fixed	4.625%	9/1/2044	171,277
139,839	Loan ID 200783	Fixed	4.750%	9/1/2044	145,624
113,911	Loan ID 200785	Fixed	4.500%	8/1/2044	117,629
226,211	Loan ID 200786	Fixed	4.625%	7/1/2044	213,564
43,025	Loan ID 200787	Fixed	4.750%	9/1/2044	44,213
182,674	Loan ID 200788	Fixed	3.625%	12/1/2028	178,166
129,966	Loan ID 200789	Fixed	3.750%	9/1/2044	126,910
150,767	Loan ID 200790	Fixed	4.250%	8/1/2044	154,342
202,583	Loan ID 200791	Fixed	4.875%	6/1/2044	210,615
357,817	Loan ID 200792	Fixed	3.375%	1/1/2043	208,536
93,055	Loan ID 200795	Fixed	6.750%	8/1/2036	92,933
71,319	Loan ID 200796	Fixed	3.170%	12/1/2053	20,582
59,169	Loan ID 200799	Fixed	4.000%	2/5/2053	56,298
64,732	Loan ID 200800	Fixed	4.000%	1/1/2053	58,019
355,875	Loan ID 200803	Fixed	3.410%	11/1/2050	217,234
153,506	Loan ID 200805	Fixed	4.000%	7/1/2050	103,715
157,973	Loan ID 200806	Fixed	5.000%	8/1/2049	98,241
57,787	Loan ID 200808	Fixed	4.000%	11/1/2050	20,498
116,178	Loan ID 200809	Fixed	5.000%	4/1/2050	68,419
138,315	Loan ID 200810	Fixed	5.000%	1/1/2050	81,274
239,576	Loan ID 200814	Fixed	8.250%	7/1/2039	251,555
280,664	Loan ID 200817	Fixed	5.000%	1/1/2050	194,970
132,126	Loan ID 200820	Fixed	4.000%	7/1/2044	133,309
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 208,063	Loan ID 200821	Fixed	4.250%	8/1/2044	$ 212,734
81,095	Loan ID 200823	Fixed	4.250%	9/1/2044	82,902
220,896	Loan ID 200824	Fixed	4.250%	8/1/2044	200,361
105,776	Loan ID 200826	Fixed	4.375%	9/1/2044	107,813
184,996	Loan ID 200827	Fixed	3.875%	6/1/2044	184,054
237,280	Loan ID 200829	Fixed	4.375%	7/1/2043	243,662
207,543	Loan ID 200830	ARM	2.875%	7/1/2044	203,199
75,493	Loan ID 200831	Fixed	4.250%	10/1/2044	76,601
339,326	Loan ID 200832	Fixed	4.250%	10/1/2044	340,332
354,739	Loan ID 200833	Fixed	4.250%	1/1/2043	362,361
159,661	Loan ID 200834	Fixed	4.125%	7/1/2043	162,046
326,850	Loan ID 200835	Fixed	5.000%	8/1/2043	343,192
182,076	Loan ID 200838	Fixed	3.750%	8/1/2044	179,469
233,423	Loan ID 200839	Fixed	5.000%	5/1/2044	244,992
179,564	Loan ID 200842	Fixed	4.250%	8/1/2044	182,850
357,070	Loan ID 200843	Fixed	4.750%	10/1/2043	370,703
301,895	Loan ID 200844	Fixed	4.500%	7/1/2043	311,681
202,826	Loan ID 200846	Fixed	4.375%	11/1/2043	187,481
181,401	Loan ID 200847	Fixed	4.750%	10/1/2044	188,970
178,109	Loan ID 200848	Fixed	2.000%	6/1/2051	130,075
110,774	Loan ID 200853	Fixed	4.818%	4/1/2037	85,644
225,293	Loan ID 200855	ARM	3.988%	7/1/2037	120,476
205,658	Loan ID 200856	Fixed	6.500%	6/1/2042	87,095
264,481	Loan ID 200858	Fixed	2.000%	1/1/2053	222,401
245,032	Loan ID 200859	Fixed	2.170%	12/1/2052	118,376
166,464	Loan ID 200860	Fixed	2.000%	3/1/2052	73,484
426,135	Loan ID 200861	Fixed	2.000%	6/1/2054	291,196
249,988	Loan ID 200863	Fixed	2.000%	7/1/2052	212,948
261,090	Loan ID 200864	Fixed	4.000%	1/1/2037	168,463
265,502	Loan ID 200866	Fixed	2.000%	5/1/2053	230,990
112,839	Loan ID 200867	Fixed	2.370%	9/1/2053	98,933
199,320	Loan ID 200873	Fixed	3.525%	11/1/2053	66,575
196,874	Loan ID 200876	ARM	3.625%	5/1/2035	202,707
388,434	Loan ID 200877	Fixed	4.750%	9/1/2042	353,416
190,111	Loan ID 200880	Fixed	4.250%	6/1/2043	194,213
81,483	Loan ID 200883	Fixed	3.375%	5/1/2028	78,434
172,816	Loan ID 200885	Fixed	4.875%	10/1/2044	180,195
94,479	Loan ID 200886	Fixed	4.250%	10/1/2044	96,382
251,384	Loan ID 200887	Fixed	4.750%	9/1/2044	261,407
235,521	Loan ID 200888	Fixed	4.500%	9/1/2044	239,332
205,916	Loan ID 200891	Fixed	4.250%	10/1/2044	208,989
252,964	Loan ID 200892	Fixed	3.750%	9/1/2043	220,094
97,575	Loan ID 200894	Fixed	5.000%	10/1/2043	102,424
224,166	Loan ID 200895	Fixed	3.875%	11/1/2043	224,371
194,100	Loan ID 200897	Fixed	4.750%	10/1/2044	162,978
370,161	Loan ID 200900	Fixed	4.375%	9/1/2044	376,781
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 657,112	Loan ID 200902	Fixed	4.250%	9/1/2044	$ 672,370
249,999	Loan ID 200904	Fixed	5.125%	9/1/2044	259,809
400,422	Loan ID 200905	Fixed	5.375%	9/1/2044	420,443
308,525	Loan ID 200906	Fixed	4.875%	2/1/2035	323,951
354,419	Loan ID 200907	ARM	3.742%	8/1/2047	352,782
105,572	Loan ID 200908	Fixed	4.000%	6/1/2049	107,076
115,328	Loan ID 200909	Fixed	4.870%	3/1/2046	106,991
203,085	Loan ID 200910	Fixed	3.300%	4/1/2053	119,435
723,314	Loan ID 200912	Interest Only	4.500%	3/1/2037	677,080
59,325	Loan ID 200913	Fixed	4.250%	5/1/2047	49,283
150,863	Loan ID 200914	Fixed	2.875%	12/1/2047	122,155
93,913	Loan ID 200916	Fixed	4.000%	10/1/2037	91,976
159,494	Loan ID 200917	Fixed	4.875%	1/1/2051	167,469
97,088	Loan ID 200921	ARM	3.875%	7/1/2051	101,942
422,789	Loan ID 200922	Fixed	3.340%	9/1/2053	421,238
425,953	Loan ID 200923	Fixed	4.875%	12/1/2036	447,251
508,516	Loan ID 200924	Fixed	5.500%	9/1/2051	533,941
324,820	Loan ID 200927	Fixed	3.000%	8/1/2038	310,633
122,258	Loan ID 200928	Fixed	4.800%	12/1/2036	128,207
161,728	Loan ID 200929	Fixed	4.625%	1/1/2043	167,656
389,366	Loan ID 200931	Fixed	4.250%	12/1/2052	351,750
303,032	Loan ID 200933	Fixed	4.250%	3/1/2043	309,479
114,778	Loan ID 200934	Fixed	3.810%	1/1/2043	114,225
178,423	Loan ID 200935	Fixed	3.875%	4/1/2043	178,609
195,704	Loan ID 200936	Fixed	4.000%	5/1/2042	197,352
122,018	Loan ID 200939	Fixed	4.170%	5/1/2042	124,522
199,496	Loan ID 200940	Fixed	3.250%	2/1/2043	190,502
116,376	Loan ID 200941	Fixed	3.780%	1/1/2043	115,646
280,212	Loan ID 200942	Fixed	4.000%	4/1/2043	282,313
104,345	Loan ID 200944	Fixed	4.500%	2/1/2044	106,706
141,704	Loan ID 200945	Fixed	5.125%	4/1/2044	148,712
289,277	Loan ID 200947	Fixed	4.000%	2/1/2043	291,193
130,004	Loan ID 200948	Fixed	4.625%	12/1/2042	134,313
282,379	Loan ID 200949	Fixed	3.875%	4/1/2043	282,627
182,536	Loan ID 200952	Fixed	3.875%	1/1/2043	182,462
118,041	Loan ID 200953	Fixed	3.750%	12/1/2042	116,747
380,157	Loan ID 200954	Fixed	3.625%	1/1/2043	373,922
330,872	Loan ID 200955	Fixed	3.250%	5/1/2043	316,360
263,505	Loan ID 200956	Fixed	5.000%	8/1/2051	276,681
96,582	Loan ID 200958	Fixed	3.875%	6/1/2043	96,400
420,197	Loan ID 200959	Fixed	4.000%	11/1/2042	424,122
375,953	Loan ID 200960	Fixed	3.500%	1/1/2043	365,850
179,183	Loan ID 200961	Fixed	4.750%	6/1/2043	186,792
207,312	Loan ID 200962	Fixed	4.250%	10/1/2044	211,453
118,531	Loan ID 200963	Fixed	4.750%	9/1/2044	122,673
354,945	Loan ID 200964	Fixed	3.750%	7/1/2043	352,028
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 146,801	Loan ID 200966	Fixed	4.875%	7/1/2044	$ 139,488
95,292	Loan ID 200968	Fixed	4.250%	11/1/2044	82,942
363,842	Loan ID 200969	Fixed	4.875%	8/1/2043	380,387
154,701	Loan ID 200974	Fixed	4.250%	10/1/2044	157,607
57,448	Loan ID 200975	Fixed	4.750%	12/1/2044	59,816
353,012	Loan ID 200977	Fixed	4.875%	9/1/2044	369,606
208,226	Loan ID 200983	Fixed	4.375%	8/1/2044	213,496
153,043	Loan ID 200984	Fixed	5.000%	10/1/2043	160,695
153,924	Loan ID 200986	Fixed	4.250%	12/1/2044	161,620
114,750	Loan ID 200987	Fixed	4.625%	10/1/2044	118,721
210,442	Loan ID 200989	Fixed	3.750%	6/1/2029	207,223
285,695	Loan ID 200992	Fixed	4.125%	5/1/2043	290,238
169,383	Loan ID 200993	Fixed	2.004%	7/15/2049	147,884
202,786	Loan ID 200994	Fixed	4.125%	5/1/2053	206,755
56,752	Loan ID 200996	Fixed	2.500%	8/1/2048	29,555
98,083	Loan ID 200997	Fixed	2.000%	3/1/2051	75,836
365,897	Loan ID 200998	Fixed	3.875%	12/1/2050	320,476
73,418	Loan ID 201000	Fixed	5.125%	2/1/2039	77,049
30,253	Loan ID 201002	Fixed	0.000%	10/1/2024	25,454
130,793	Loan ID 201005	Fixed	4.750%	7/1/2041	136,819
43,473	Loan ID 201006	Fixed	6.875%	3/1/2038	45,646
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
69,618	Loan ID 201009	Fixed	0.000%	4/1/2033	58,747
81,000	Loan ID 201010	Fixed	5.500%	4/1/2039	80,442
39,324	Loan ID 201011	Fixed	0.000%	2/1/2023	33,125
46,517	Loan ID 201012	Fixed	7.500%	12/1/2038	48,151
56,537	Loan ID 201013	Fixed	7.500%	12/1/2038	49,103
90,435	Loan ID 201014	Fixed	0.000%	2/1/2033	76,086
14,133	Loan ID 201015	Fixed	0.000%	3/29/2021	11,964
107,714	Loan ID 201016	Fixed	6.500%	2/1/2036	113,100
24,735	Loan ID 201017	Fixed	0.000%	4/1/2032	20,827
98,085	Loan ID 201019	ARM	4.875%	2/1/2037	102,989
95,344	Loan ID 201020	Fixed	0.000%	10/1/2034	80,352
105,065	Loan ID 201021	Fixed	6.870%	8/1/2047	110,319
80,273	Loan ID 201022	ARM	3.625%	5/1/2037	64,036
143,431	Loan ID 201023	Fixed	6.450%	2/1/2036	119,243
81,017	Loan ID 201026	Fixed	7.750%	12/1/2035	51,512
107,210	Loan ID 201027	Fixed	9.538%	3/1/2037	112,571
103,952	Loan ID 201030	Fixed	5.000%	7/1/2042	109,149
142,084	Loan ID 201032	Fixed	4.500%	11/1/2044	142,825
287,623	Loan ID 201033	Fixed	4.125%	12/1/2044	292,261
95,658	Loan ID 201036	Fixed	4.375%	12/1/2044	97,491
69,285	Loan ID 201037	Fixed	8.250%	7/1/2039	72,749
275,093	Loan ID 201040	Fixed	3.000%	11/1/2045	199,914
91,505	Loan ID 201041	Fixed	3.750%	11/1/2052	60,370
116,728	Loan ID 201043	Fixed	4.000%	4/1/2039	110,950
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 182,668	Loan ID 201044	Fixed	4.870%	3/29/2037	$ 191,802
111,139	Loan ID 201045	Fixed	2.000%	7/1/2037	95,183
264,751	Loan ID 201046	Fixed	2.000%	4/1/2053	133,202
109,216	Loan ID 201047	Fixed	3.625%	4/1/2053	89,783
174,053	Loan ID 201048	Fixed	3.000%	4/1/2052	124,503
65,685	Loan ID 201053	Fixed	3.860%	7/1/2053	66,014
212,555	Loan ID 201054	Fixed	2.400%	5/17/2050	185,525
593,739	Loan ID 201056	Fixed	2.000%	7/1/2054	525,780
168,360	Loan ID 201057	Fixed	2.000%	1/1/2050	147,779
134,706	Loan ID 201058	Fixed	2.500%	8/1/2037	118,186
113,690	Loan ID 201060	ARM	3.625%	7/1/2035	85,543
87,188	Loan ID 201061	Fixed	5.000%	2/1/2050	71,318
120,237	Loan ID 201062	Fixed	3.100%	4/1/2047	102,561
125,406	Loan ID 201063	Fixed	4.000%	9/1/2047	111,251
213,907	Loan ID 201065	Fixed	3.000%	7/1/2037	172,483
231,796	Loan ID 201066	Fixed	4.250%	12/1/2046	237,633
438,076	Loan ID 201067	Fixed	4.750%	1/1/2044	450,014
69,273	Loan ID 201069	Fixed	4.625%	12/1/2044	71,604
620,234	Loan ID 201070	Fixed	4.250%	2/1/2045	631,766
177,400	Loan ID 201071	Fixed	4.625%	11/1/2044	181,012
113,067	Loan ID 201072	Fixed	3.500%	3/1/2028	96,849
44,700	Loan ID 201073	Fixed	3.125%	4/1/2023	42,101
96,216	Loan ID 201075	Fixed	4.375%	10/1/2044	98,451
126,712	Loan ID 201076	Fixed	3.500%	12/1/2042	123,300
135,828	Loan ID 201077	Fixed	3.625%	7/1/2044	117,631
263,609	Loan ID 201081	ARM	3.000%	10/1/2044	272,590
227,899	Loan ID 201084	Fixed	5.000%	8/1/2038	239,294
147,845	Loan ID 201086	Fixed	4.625%	11/1/2044	139,220
159,649	Loan ID 201091	Fixed	4.125%	1/1/2045	142,150
253,864	Loan ID 201092	Fixed	5.250%	4/1/2046	266,557
137,585	Loan ID 201093	Fixed	4.125%	9/1/2043	88,020
150,950	Loan ID 201094	Fixed	4.550%	3/1/2044	152,293
233,118	Loan ID 201095	Fixed	3.875%	8/1/2044	233,331
96,828	Loan ID 201100	Fixed	4.125%	7/1/2043	98,516
351,404	Loan ID 201101	Fixed	4.625%	3/1/2045	357,324
155,042	Loan ID 201103	ARM	2.875%	5/1/2044	156,517
160,799	Loan ID 201104	Fixed	4.375%	4/1/2045	146,981
294,786	Loan ID 201105	Fixed	4.250%	11/1/2044	300,656
79,629	Loan ID 201107	Fixed	5.150%	2/1/2036	77,427
153,024	Loan ID 201108	Fixed	4.750%	2/1/2054	145,288
528,614	Loan ID 201110	ARM	4.000%	4/1/2037	396,227
161,213	Loan ID 201111	Fixed	4.875%	4/1/2050	84,426
248,119	Loan ID 201112	Fixed	4.750%	8/1/2037	260,100
78,569	Loan ID 201113	Fixed	5.750%	12/1/2052	82,497
110,613	Loan ID 201114	Fixed	8.087%	5/1/2054	89,697
509,966	Loan ID 201115	Fixed	4.000%	2/1/2051	346,999
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 126,884	Loan ID 201119	Fixed	4.000%	5/1/2034	$ 124,202
91,383	Loan ID 201121	Fixed	3.000%	10/1/2037	67,416
85,764	Loan ID 201122	Fixed	4.750%	11/1/2048	80,133
171,829	Loan ID 201123	Fixed	3.000%	7/1/2054	107,085
247,647	Loan ID 201124	Fixed	4.750%	4/1/2040	259,633
435,173	Loan ID 201126	Fixed	6.500%	4/1/2049	440,577
83,528	Loan ID 201127	ARM	3.625%	4/1/2037	71,182
160,071	Loan ID 201129	Fixed	4.875%	6/1/2051	96,408
120,835	Loan ID 201130	Fixed	4.850%	12/1/2037	125,888
119,991	Loan ID 201131	Fixed	7.353%	5/1/2053	91,507
170,013	Loan ID 201132	Fixed	3.000%	7/1/2037	124,624
198,288	Loan ID 201134	Fixed	2.000%	10/1/2053	153,719
525,859	Loan ID 201135	Fixed	2.000%	6/1/2051	408,915
58,088	Loan ID 201138	Fixed	4.250%	3/1/2034	55,105
160,674	Loan ID 201139	Fixed	2.000%	11/1/2053	127,352
156,236	Loan ID 201140	Fixed	4.870%	1/1/2038	149,274
89,060	Loan ID 201143	Fixed	2.000%	11/1/2037	68,343
101,420	Loan ID 201144	Fixed	4.000%	9/1/2045	88,114
227,844	Loan ID 201145	Fixed	4.375%	4/1/2051	212,189
131,018	Loan ID 201146	Fixed	4.875%	8/1/2054	113,573
109,426	Loan ID 201147	Fixed	3.000%	11/1/2051	88,054
96,525	Loan ID 201148	Fixed	3.950%	10/1/2042	97,675
278,877	Loan ID 201149	Fixed	5.719%	6/1/2051	101,353
248,404	Loan ID 201153	Fixed	4.000%	6/1/2050	189,722
60,125	Loan ID 201154	ARM	3.625%	11/1/2041	63,131
95,067	Loan ID 201155	Fixed	2.000%	11/1/2053	61,476
64,214	Loan ID 201156	Fixed	5.000%	4/1/2050	50,640
289,810	Loan ID 201157	Fixed	4.000%	3/1/2055	293,423
202,631	Loan ID 201160	Fixed	4.920%	10/1/2049	129,691
381,055	Loan ID 201163	Fixed	4.750%	12/1/2049	252,076
164,945	Loan ID 201164	Fixed	4.250%	11/1/2051	169,178
112,417	Loan ID 201165	Fixed	4.750%	1/1/2044	117,252
433,202	Loan ID 201168	Fixed	3.000%	4/1/2052	341,691
108,431	Loan ID 201169	Fixed	5.934%	9/1/2037	100,112
66,346	Loan ID 201170	Fixed	4.375%	7/1/2037	67,613
68,858	Loan ID 201171	Fixed	2.000%	5/1/2051	37,309
108,117	Loan ID 201173	Fixed	3.000%	11/1/2047	54,347
147,310	Loan ID 201174	Fixed	4.750%	1/1/2053	154,463
63,376	Loan ID 201175	Fixed	5.000%	9/1/2044	66,544
134,486	Loan ID 201176	Fixed	4.250%	8/1/2053	124,974
306,654	Loan ID 201178	Fixed	3.193%	6/1/2051	132,826
300,333	Loan ID 201179	Fixed	4.000%	5/1/2051	174,942
310,655	Loan ID 201181	Fixed	4.500%	4/1/2034	278,184
133,752	Loan ID 201183	Fixed	2.375%	10/1/2052	105,112
63,396	Loan ID 201184	Fixed	4.000%	6/1/2049	64,304
257,859	Loan ID 201185	Fixed	5.760%	10/1/2053	232,300
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 81,616	Loan ID 201187	Fixed	2.000%	11/1/2048	$ 43,716
159,523	Loan ID 201190	Fixed	4.250%	6/1/2051	163,587
212,664	Loan ID 201191	Fixed	3.000%	2/1/2037	205,248
117,572	Loan ID 201192	Fixed	2.000%	2/1/2051	71,935
630,875	Loan ID 201196	Fixed	2.000%	11/1/2036	500,876
175,397	Loan ID 201197	Fixed	5.125%	8/1/2037	123,628
334,585	Loan ID 201199	Fixed	5.000%	11/1/2046	268,229
288,079	Loan ID 201200	Fixed	4.500%	3/1/2044	294,869
290,799	Loan ID 201201	Fixed	4.500%	8/1/2044	300,050
453,254	Loan ID 201204	Fixed	3.750%	4/1/2045	446,627
149,384	Loan ID 201205	Fixed	4.625%	1/1/2045	154,365
130,678	Loan ID 201206	Fixed	3.990%	4/1/2045	131,225
421,443	Loan ID 201207	Fixed	4.625%	8/1/2051	386,254
115,694	Loan ID 201208	Fixed	4.625%	4/1/2045	118,631
180,073	Loan ID 201209	Fixed	4.250%	4/1/2045	173,704
129,906	Loan ID 201211	Fixed	4.125%	7/1/2044	105,712
363,656	Loan ID 201212	Fixed	4.625%	3/1/2045	288,311
199,355	Loan ID 201213	Fixed	4.875%	8/1/2044	202,279
548,671	Loan ID 201214	ARM	2.875%	9/1/2043	505,101
267,110	Loan ID 201216	Fixed	3.500%	2/1/2043	213,043
102,295	Loan ID 201217	Fixed	3.875%	5/1/2045	82,071
126,957	Loan ID 201218	Fixed	4.125%	1/1/2045	112,571
69,004	Loan ID 201219	Fixed	4.000%	7/1/2044	42,858
65,431	Loan ID 201221	Fixed	3.250%	5/1/2043	68,702
48,258	Loan ID 201222	Fixed	5.125%	1/1/2045	48,920
220,450	Loan ID 201223	Fixed	3.875%	4/1/2030	227,934
250,633	Loan ID 201224	Fixed	4.625%	9/1/2044	260,481
60,894	Loan ID 201226	Fixed	5.000%	3/1/2045	63,398
176,413	Loan ID 201227	Fixed	5.125%	3/1/2045	184,573
87,441	Loan ID 201229	Fixed	3.250%	7/1/2024	87,512
202,052	Loan ID 201230	Fixed	3.875%	3/1/2045	198,978
124,769	Loan ID 201232	Fixed	4.500%	1/1/2045	125,962
259,023	Loan ID 201233	Fixed	4.500%	12/1/2044	259,922
92,557	Loan ID 201235	Fixed	3.750%	7/1/2045	88,222
236,499	Loan ID 201237	Fixed	3.750%	5/1/2045	233,770
187,792	Loan ID 201239	Fixed	4.500%	3/1/2045	197,182
158,753	Loan ID 201240	Fixed	4.250%	10/1/2045	141,509
297,872	Loan ID 201241	Fixed	4.375%	7/1/2045	306,546
227,711	Loan ID 201242	Fixed	4.625%	11/1/2044	233,669
111,588	Loan ID 201243	Fixed	4.625%	11/1/2045	114,161
402,529	Loan ID 201244	Fixed	4.500%	6/1/2045	369,324
115,448	Loan ID 201245	Fixed	4.750%	8/1/2044	118,780
187,846	Loan ID 201247	Fixed	4.250%	5/1/2045	146,745
101,403	Loan ID 201248	Fixed	4.875%	7/1/2044	104,944
467,203	Loan ID 201249	Fixed	4.625%	8/1/2045	416,332
62,714	Loan ID 201250	Fixed	4.250%	10/1/2045	63,353
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 131,561	Loan ID 201251	Fixed	4.500%	8/1/2045	$ 120,747
8,846	Loan ID 201253	ARM	8.750%	3/1/2019	9,289
160,728	Loan ID 201254	ARM	7.875%	9/1/2034	168,764
245,237	Loan ID 201255	ARM	7.875%	6/1/2035	257,499
36,218	Loan ID 201256	ARM	10.500%	10/1/2021	38,029
241,415	Loan ID 201257	Fixed	4.500%	5/1/2044	246,994
91,491	Loan ID 201258	Fixed	4.500%	6/1/2045	73,361
119,563	Loan ID 201259	Fixed	4.625%	1/1/2046	99,950
173,097	Loan ID 201260	Fixed	4.750%	9/1/2045	178,683
100,663	Loan ID 201261	Fixed	4.125%	6/1/2045	101,535
61,029	Loan ID 201262	Fixed	4.200%	1/1/2046	63,352
50,620	Loan ID 201263	Fixed	4.750%	10/1/2045	45,142
187,874	Loan ID 201264	Fixed	5.000%	3/1/2045	162,441
360,241	Loan ID 201265	Fixed	4.750%	6/1/2045	372,988
146,749	Loan ID 201266	Fixed	4.500%	2/1/2046	144,773
188,578	Loan ID 201267	Fixed	4.875%	12/1/2045	189,520
238,679	Loan ID 201268	Fixed	4.250%	6/1/2045	242,707
125,773	Loan ID 201269	Fixed	4.375%	12/1/2045	79,081
153,622	Loan ID 201270	Fixed	4.125%	2/1/2045	152,124
256,928	Loan ID 201271	Fixed	4.500%	6/1/2045	235,267
141,254	Loan ID 201272	Fixed	4.750%	11/1/2044	146,048
243,187	Loan ID 201273	Fixed	4.500%	12/1/2045	241,531
219,860	Loan ID 201274	Fixed	4.125%	10/1/2045	194,527
567,989	Loan ID 201276	Fixed	4.000%	11/1/2045	596,389
194,823	Loan ID 201278	Fixed	3.750%	12/1/2045	159,218
373,312	Loan ID 201280	Fixed	4.500%	4/1/2046	367,514
154,561	Loan ID 201281	Fixed	4.875%	7/1/2044	160,986
130,314	Loan ID 201282	Fixed	5.250%	1/1/2046	133,970
111,892	Loan ID 201283	Fixed	4.250%	11/1/2045	111,232
137,465	Loan ID 201284	Fixed	3.625%	2/1/2029	141,149
33,758	Loan ID 201285	Fixed	4.625%	11/1/2028	35,214
111,149	Loan ID 201286	Fixed	4.375%	12/1/2045	112,988
187,140	Loan ID 201287	Fixed	3.625%	4/1/2046	184,316
124,251	Loan ID 201288	Fixed	4.500%	2/1/2046	112,509
86,199	Loan ID 201289	Fixed	4.000%	3/1/2045	85,801
250,911	Loan ID 201290	Fixed	4.750%	7/1/2045	260,311
306,299	Loan ID 201291	Fixed	5.000%	8/1/2045	308,921
82,093	Loan ID 201292	Fixed	4.500%	5/1/2045	86,198
37,423	Loan ID 201293	Fixed	4.875%	9/1/2045	38,028
127,355	Loan ID 201294	Fixed	4.625%	2/1/2046	113,722
100,025	Loan ID 201295	Fixed	4.500%	12/1/2045	80,043
770,160	Loan ID 201296	Fixed	4.250%	2/1/2046	774,393
344,943	Loan ID 201297	Fixed	4.875%	8/1/2045	359,059
154,006	Loan ID 201298	Fixed	4.250%	8/1/2045	155,887
257,774	Loan ID 201299	Fixed	4.250%	12/1/2045	195,734
199,061	Loan ID 201300	Fixed	4.750%	3/1/2046	197,715
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 74,267	Loan ID 201301	Fixed	4.550%	10/1/2044	$ 74,909
137,212	Loan ID 201302	Fixed	4.250%	5/1/2045	138,772
98,726	Loan ID 201303	Fixed	3.875%	3/1/2045	97,907
231,686	Loan ID 201304	Fixed	4.125%	2/1/2046	204,497
150,245	Loan ID 201305	Fixed	4.625%	8/1/2044	154,587
119,345	Loan ID 201306	Fixed	3.875%	9/1/2045	72,289
168,818	Loan ID 201307	Fixed	4.250%	11/1/2045	166,626
63,191	Loan ID 201308	Fixed	4.625%	11/1/2045	63,925
164,706	Loan ID 201309	Fixed	4.000%	9/1/2045	140,003
189,595	Loan ID 201310	Fixed	4.750%	9/1/2045	157,806
138,801	Loan ID 201311	Fixed	4.375%	3/1/2046	135,609
171,786	Loan ID 201312	Fixed	4.250%	2/1/2046	178,098
327,177	Loan ID 201313	Fixed	4.625%	1/1/2046	326,562
114,188	Loan ID 201315	Fixed	4.375%	9/1/2045	115,320
164,044	Loan ID 201316	Fixed	4.500%	2/1/2046	127,277
168,689	Loan ID 201317	Fixed	5.250%	2/1/2046	162,172
86,532	Loan ID 201318	Fixed	4.750%	11/1/2045	75,485
174,763	Loan ID 201319	Fixed	4.375%	10/1/2045	153,385
166,915	Loan ID 201320	Fixed	4.000%	10/1/2045	166,374
98,693	Loan ID 201321	Fixed	4.000%	1/1/2046	84,841
125,198	Loan ID 201323	Fixed	4.375%	7/1/2045	126,628
137,451	Loan ID 201324	Fixed	5.250%	4/1/2046	128,254
210,573	Loan ID 201325	Fixed	4.500%	5/1/2046	187,486
179,316	Loan ID 201326	Fixed	4.625%	3/1/2046	178,187
211,565	Loan ID 201327	Fixed	4.250%	9/1/2045	214,146
193,907	Loan ID 201328	Fixed	4.250%	11/1/2045	165,384
162,054	Loan ID 201329	Fixed	4.250%	11/1/2045	123,481
273,759	Loan ID 201330	Fixed	4.375%	6/1/2046	271,215
360,128	Loan ID 201331	Fixed	4.250%	10/1/2044	365,462
353,628	Loan ID 201333	Fixed	3.875%	1/1/2046	293,155
195,131	Loan ID 201335	Fixed	4.750%	1/1/2046	200,213
192,944	Loan ID 201336	Fixed	4.750%	1/1/2046	153,472
137,625	Loan ID 201338	Fixed	4.375%	10/1/2045	139,223
422,872	Loan ID 201339	Fixed	4.625%	7/1/2045	348,784
126,050	Loan ID 201340	Fixed	4.375%	7/1/2045	81,077
146,907	Loan ID 201341	Fixed	4.050%	11/1/2045	141,972
146,704	Loan ID 201342	Fixed	4.750%	7/1/2045	151,347
88,822	Loan ID 201343	Fixed	4.250%	11/1/2045	89,045
74,381	Loan ID 201344	Fixed	5.000%	7/1/2044	77,893
138,309	Loan ID 201345	Fixed	4.125%	5/1/2045	117,965
477,706	Loan ID 201347	Fixed	5.750%	5/1/2046	496,930
462,548	Loan ID 201348	Fixed	6.500%	5/1/2046	485,676
240,659	Loan ID 201349	Fixed	5.625%	2/1/2046	250,464
247,283	Loan ID 201350	Fixed	4.000%	6/1/2045	209,789
63,406	Loan ID 201351	Fixed	4.500%	4/1/2045	49,553
75,003	Loan ID 201352	Fixed	4.875%	3/1/2045	77,293
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 500,041	Loan ID 201353	ARM	3.875%	5/1/2046	$ 514,442
515,742	Loan ID 201354	Fixed	3.375%	7/1/2046	497,045
136,192	Loan ID 201355	Fixed	5.250%	12/1/2045	141,507
105,694	Loan ID 201356	Fixed	4.625%	10/1/2045	105,233
152,841	Loan ID 201358	Fixed	4.875%	7/1/2045	143,330
193,519	Loan ID 201359	Fixed	4.250%	9/1/2045	195,417
147,129	Loan ID 201361	Fixed	5.250%	7/1/2044	154,010
126,860	Loan ID 201363	Fixed	4.250%	2/1/2046	108,054
114,480	Loan ID 201364	Fixed	3.875%	4/1/2046	93,240
348,306	Loan ID 201365	Fixed	4.250%	10/1/2045	341,069
279,148	Loan ID 201366	Fixed	4.500%	6/1/2046	242,257
114,271	Loan ID 201367	Fixed	4.000%	10/1/2045	111,189
48,751	Loan ID 201368	Fixed	5.125%	2/1/2045	50,804
56,387	Loan ID 201369	Fixed	5.000%	1/1/2046	57,411
186,235	Loan ID 201370	Fixed	4.250%	7/1/2046	140,676
102,686	Loan ID 201371	Fixed	4.125%	4/1/2046	98,401
266,936	Loan ID 201372	Fixed	4.625%	8/1/2046	264,342
159,698	Loan ID 201373	Fixed	5.125%	4/1/2046	165,447
621,731	Loan ID 201374	Fixed	4.500%	5/1/2040	643,714
147,288	Loan ID 201375	Fixed	4.500%	6/1/2045	134,599
275,234	Loan ID 201376	Fixed	4.375%	5/1/2046	274,189
316,725	Loan ID 201377	Fixed	3.875%	5/1/2046	332,562
69,186	Loan ID 201379	Fixed	5.000%	10/1/2045	69,714
437,329	Loan ID 201380	Fixed	4.500%	5/1/2046	397,292
323,246	Loan ID 201381	Fixed	4.875%	7/1/2045	325,062
316,809	Loan ID 201382	Fixed	4.625%	9/1/2045	292,593
137,698	Loan ID 201383	Fixed	4.125%	12/1/2045	139,864
80,728	Loan ID 201384	Fixed	4.375%	10/1/2045	82,768
142,817	Loan ID 201385	Fixed	4.625%	12/1/2045	149,958
81,487	Loan ID 201386	Fixed	5.250%	5/1/2046	85,561
67,873	Loan ID 201387	Fixed	5.250%	8/1/2029	71,267
454,679	Loan ID 201389	Fixed	7.125%	6/1/2046	477,413
242,876	Loan ID 201390	Fixed	5.125%	9/1/2045	244,726
406,418	Loan ID 201391	Fixed	5.125%	10/1/2045	417,971
177,607	Loan ID 201392	Fixed	3.750%	2/1/2046	142,322
434,340	Loan ID 201393	Fixed	3.750%	4/1/2056	397,883
82,478	Loan ID 201394	Fixed	6.700%	6/1/2034	83,598
86,736	Loan ID 201395	Fixed	6.300%	7/1/2044	82,912
73,397	Loan ID 201396	Fixed	5.000%	9/1/2046	70,690
271,571	Loan ID 201397	Fixed	4.125%	1/1/2046	238,452
84,205	Loan ID 201399	Fixed	5.000%	11/1/2045	84,903
87,893	Loan ID 201400	Fixed	4.750%	7/1/2044	82,456
93,392	Loan ID 201401	Fixed	4.750%	10/1/2044	96,335
151,878	Loan ID 201402	Fixed	4.750%	8/1/2044	108,589
96,326	Loan ID 201403	Fixed	4.750%	8/1/2044	80,426
138,201	Loan ID 201404	Fixed	4.750%	10/1/2044	99,179
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 73,119	Loan ID 201405	Fixed	5.250%	8/1/2044	$ 76,775
56,409	Loan ID 201406	Fixed	4.250%	6/1/2046	54,724
246,558	Loan ID 201407	Fixed	4.875%	1/1/2046	225,861
169,706	Loan ID 201408	Fixed	4.125%	1/1/2046	170,153
77,701	Loan ID 201409	Fixed	4.500%	12/1/2045	77,668
230,390	Loan ID 201410	Fixed	4.625%	1/1/2046	211,372
166,830	Loan ID 201411	Fixed	4.750%	12/1/2045	172,621
144,487	Loan ID 201412	Fixed	5.750%	12/1/2045	128,996
343,163	Loan ID 201413	Fixed	4.500%	7/1/2045	277,403
76,314	Loan ID 201414	Fixed	4.250%	7/1/2044	76,208
60,497	Loan ID 201415	Fixed	8.000%	4/1/2034	60,497
56,795	Loan ID 201416	Fixed	10.000%	7/1/2033	59,634
63,513	Loan ID 201417	Fixed	6.000%	8/1/2037	66,689
50,162	Loan ID 201418	Fixed	10.000%	4/1/2033	52,671
43,902	Loan ID 201419	Fixed	10.000%	11/1/2033	46,097
58,277	Loan ID 201420	Fixed	9.000%	10/1/2031	61,191
51,297	Loan ID 201421	Fixed	11.500%	7/1/2027	53,861
58,548	Loan ID 201422	Fixed	4.625%	10/1/2046	57,784
705,616	Loan ID 201423	ARM	3.875%	6/1/2045	731,302
297,879	Loan ID 201424	Fixed	4.125%	10/1/2044	266,349
681,829	Loan ID 201425	Fixed	3.875%	4/1/2046	657,323
322,915	Loan ID 201426	Fixed	4.875%	3/1/2044	336,531
354,833	Loan ID 201427	ARM	3.375%	10/1/2044	360,046
556,219	Loan ID 201428	ARM	3.250%	4/1/2045	563,532
359,393	Loan ID 201430	Fixed	4.500%	2/1/2044	324,552
200,661	Loan ID 201431	Fixed	4.875%	5/1/2045	171,329
286,048	Loan ID 201432	Fixed	5.000%	8/1/2046	258,143
407,588	Loan ID 201433	Fixed	4.625%	1/1/2046	417,786
100,831	Loan ID 201434	Fixed	4.375%	6/1/2046	105,873
128,192	Loan ID 201435	Fixed	3.875%	4/1/2046	126,872
92,987	Loan ID 201436	Fixed	4.375%	5/1/2045	97,636
131,636	Loan ID 201437	Fixed	4.750%	5/1/2046	117,072
723,028	Loan ID 201438	ARM	3.375%	4/1/2046	734,500
183,701	Loan ID 201439	Fixed	5.000%	12/1/2045	189,885
324,891	Loan ID 201440	Fixed	4.625%	7/1/2046	281,605
102,256	Loan ID 201441	Fixed	4.750%	10/1/2045	103,775
304,851	Loan ID 201442	Fixed	4.875%	12/1/2045	279,894
566,405	Loan ID 201443	Fixed	3.875%	8/1/2046	555,167
52,624	Loan ID 201444	Fixed	4.500%	11/1/2044	53,727
104,691	Loan ID 201445	Fixed	4.875%	1/1/2045	108,510
101,466	Loan ID 201446	Fixed	4.875%	1/1/2045	105,092
258,676	Loan ID 201447	Fixed	4.875%	10/1/2044	269,002
113,423	Loan ID 201448	Fixed	4.750%	1/1/2045	116,553
95,950	Loan ID 201449	Fixed	4.000%	8/1/2044	100,748
229,301	Loan ID 201451	Fixed	4.250%	6/1/2045	231,941
177,096	Loan ID 201452	Fixed	4.500%	6/1/2046	176,423
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 191,170	Loan ID 201453	Fixed	5.250%	9/1/2046	$ 195,803
191,170	Loan ID 201454	Fixed	5.250%	9/1/2046	195,798
189,444	Loan ID 201455	Fixed	4.500%	5/1/2046	169,430
216,588	Loan ID 201456	Fixed	4.125%	7/1/2046	207,618
136,494	Loan ID 201457	Fixed	3.875%	4/1/2046	94,338
241,675	Loan ID 201458	Fixed	3.875%	9/1/2046	192,811
234,212	Loan ID 201459	Fixed	4.375%	9/1/2044	239,511
161,440	Loan ID 201460	Fixed	4.250%	7/1/2045	163,300
277,588	Loan ID 201461	Fixed	4.125%	12/1/2044	278,647
302,821	Loan ID 201462	Fixed	4.375%	11/1/2044	275,787
485,287	Loan ID 201463	Fixed	4.750%	11/1/2044	499,622
307,441	Loan ID 201464	Fixed	4.375%	6/1/2045	267,792
103,951	Loan ID 201465	Fixed	5.125%	12/1/2044	108,013
282,177	Loan ID 201466	Fixed	4.500%	12/1/2044	288,060
47,288	Loan ID 201467	Fixed	5.250%	3/1/2044	49,653
46,356	Loan ID 201468	Fixed	5.000%	1/1/2042	48,674
142,134	Loan ID 201469	Fixed	4.375%	2/1/2045	145,045
288,272	Loan ID 201470	Fixed	4.375%	10/1/2044	294,766
230,260	Loan ID 201471	Fixed	4.500%	1/1/2045	236,608
154,605	Loan ID 201472	Fixed	4.000%	11/1/2044	161,905
314,275	Loan ID 201473	Fixed	4.500%	2/1/2045	290,514
49,776	Loan ID 201474	Fixed	6.625%	12/1/2036	52,265
96,384	Loan ID 201475	ARM	5.125%	9/1/2036	96,636
136,612	Loan ID 201476	ARM	6.000%	2/1/2037	111,880
89,618	Loan ID 201477	Fixed	6.750%	11/1/2036	94,099
109,593	Loan ID 201478	Fixed	4.625%	10/1/2045	113,092
131,631	Loan ID 201479	Fixed	4.500%	5/1/2046	134,088
163,899	Loan ID 201480	Fixed	4.250%	11/1/2045	166,094
71,009	Loan ID 201481	Fixed	4.375%	7/1/2046	59,803
138,878	Loan ID 201482	Fixed	4.625%	6/1/2045	141,859
304,160	Loan ID 201483	Fixed	4.125%	12/1/2045	233,486
77,992	Loan ID 201484	Fixed	4.500%	10/1/2046	77,714
65,652	Loan ID 201485	Fixed	5.750%	3/1/2038	68,934
42,015	Loan ID 201486	Fixed	3.875%	9/1/2028	43,036
167,453	Loan ID 201487	Fixed	4.625%	2/1/2052	175,825
222,778	Loan ID 201488	Fixed	4.250%	1/1/2041	182,572
94,497	Loan ID 201489	Fixed	4.750%	3/1/2046	96,469
109,676	Loan ID 201490	Fixed	4.750%	9/1/2045	100,855
231,978	Loan ID 201491	Fixed	4.250%	2/1/2046	231,686
388,563	Loan ID 201492	Fixed	4.625%	1/1/2047	316,939
444,500	Loan ID 201494	Interest Only	12.000%	8/1/2017	441,166
518,900	Loan ID 201495	Interest Only	10.000%	10/1/2017	515,008
222,600	Loan ID 201496	Interest Only	9.000%	9/1/2017	220,931
242,200	Loan ID 201497	Interest Only	12.000%	10/1/2017	240,384
77,000	Loan ID 201498	Interest Only	7.500%	7/1/2017	76,423
82,322	Loan ID 201499	Fixed	4.750%	5/1/2045	78,392
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 113,686	Loan ID 201500	Fixed	4.500%	1/1/2044	$ 117,175
21,964	Loan ID 201501	Fixed	5.000%	11/1/2029	23,002
110,593	Loan ID 201502	Fixed	5.250%	4/1/2044	115,385
152,183	Loan ID 201503	Fixed	5.000%	7/1/2046	140,069
461,649	Loan ID 201504	Fixed	4.500%	7/1/2045	422,572
98,641	Loan ID 201505	ARM	5.750%	9/1/2046	103,574
311,249	Loan ID 201506	Fixed	5.000%	2/1/2047	224,160
64,532	Loan ID 201507	Fixed	4.750%	7/1/2044	54,032
226,897	Loan ID 201508	Fixed	5.000%	2/1/2047	201,091
240,752	Loan ID 201509	Fixed	5.000%	12/1/2046	212,063
162,054	Loan ID 201510	Fixed	3.990%	1/1/2047	135,657
82,280	Loan ID 201511	Fixed	4.375%	1/1/2046	80,171
177,576	Loan ID 201512	Fixed	4.375%	7/1/2046	154,126
129,219	Loan ID 201513	Fixed	4.000%	1/1/2046	127,261
70,704	Loan ID 201514	Fixed	3.875%	7/1/2046	69,419
169,058,716	TOTAL MORTGAGE NOTES (Cost - $136,755,596)*				158,298,651

	OTHER INVESTMENTS* (Cost - $165,548)(a) - 0.1%				169,160

	TOTAL INVESTMENTS (Cost - $136,921,144)(a) - 92.6%				$ 158,467,811
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%				12,734,916
	NET ASSETS - 100.0%				$ 171,202,727

ARM - Adjustable Rate Mortgage
* Illiquid Securities
** Non-income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
				Unrealized appreciation:	$ 23,679,800
				Unrealized depreciation:	(2,133,133)
				Net unrealized appreciation:	$ 21,546,667

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation

Mortgage Notes – During the period ended June 30, 2017, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

As previously noted, the Fund’s management has contracted with a third-party pricing service to value its Mortgage Notes daily. The valuation inputs and subsequent output are reviewed and maintained on a daily basis.  Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

facilitate fair pricing.  Financial markets are monitored daily by the third-party servicer and Advisor relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 158,298,651	$ 158,298,651
Other Investments	-	-	169,160	$ 169,160
Total	$ -	$ -	$ 158,467,811	$ 158,467,811

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

	Mortgage Notes	Other Investments	Total
Beginning Balance	$ 169,713,431	$ 404,767	$ 170,118,198
Net realized gain (loss)	1,116,625	(4,087)	1,112,538
Change in unrealized appreciation (depreciation)	2,225,777	(37,562)	2,188,215
Cost of purchases	24,293,200	-	24,293,200
Proceeds from sales and principal paydowns	(40,239,711)	(193,958)	(40,433,669)
Amortization	1,189,329	-	1,189,329
Net Transfers within level 3	-	-	-
Ending balance	$ 158,298,651	$ 169,160	$ 158,467,811

*includes change in unrealized appreciation (depreciation) attributable to Level 3 investment still held at June 30, 2017 of $21,546,667.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of June 30, 2017. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 158,298,651	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0-48.2%	11.70%
			Delinquency	0-546 days	12 days
			Loan-to-Value	3-295%	85.5%
			Discount rate	0.5-26.0%	5.0%
Other Investments	169,160	Market comparable	Sales prices	$166 sq/ft	$166 sq/ft
Closing Balance	$ 158,467,811

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount Rate	Decrease	Increase

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 8/29/2017

By (Signature and Title)

/s/ S. Jason Hall

S. Jason Hall, Treasurer/Principal Financial Officer

Date 8/29/2017